Loans and Related Allowance for Loan Losses (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 loan	Dec. 31, 2012 loan	Dec. 31, 2011
Loans and Related Allowance for Credit Losses [Abstract]
Interest loss on nonaccrual loans	$ 490,000	$ 472,000	$ 405,000
Aggregate amount of demand deposits reclassified as loan balances	41,000	620,000
Loan balance in the process of foreclosure	$ 61,000
Number of troubled debt restructurings	7	0